Total Management Fees Earned from the Managed Fleet, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Fees from affiliated Container Investors		$ 800		$ 2,662
Fees from unaffiliated Container Investors	$ 2,769	2,634	$ 6,955	8,691
Total Management Fees
Related Party Transaction [Line Items]
Management fees	2,769	3,434	6,955	11,691
Total Management Fees | Fees from Container Investors
Related Party Transaction [Line Items]
Management fees	$ 2,769	$ 3,434	$ 6,955	11,353
Total Management Fees | Other Fees
Related Party Transaction [Line Items]
Management fees				$ 338